Revenue Recognition (Details) - Schedule of revenue from contracts with customers - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Insurance brokerage commissions	$ 455,394	$ 542,795	$ 959,299
Securities brokerage commissions	3,412,644	3,188,684	1,890,502
Market making commissions and fees	781,878	4,324,650	4,940,623
Sale of NFTs	438,041
Cryptocurrency mining		1,726,249
Total revenue from contracts with customers	5,087,957	9,782,378	7,790,424
Geographic revenue	5,087,957	9,782,378	7,790,424
Hong Kong [Member]
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Geographic revenue	3,868,038	5,457,728	2,777,831
Cayman Islands [Member]
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Geographic revenue	$ 1,219,919	$ 4,324,650	$ 5,012,593